Document And Entity Information	Jan. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	Heritage Global Inc.
Entity Central Index Key	0000849145
Entity Emerging Growth Company	false
Entity File Number	001-39471
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2291344
Entity Address, Address Line One	12625 High Bluff Drive, Suite 305
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	847-0656
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	HGBL
Security Exchange Name	NASDAQ